Deferred Income Tax and income Tax Expense (Tables)	12 Months Ended
Dec. 31, 2025
Deferred tax assets and liabilities [abstract]
Schedule of Analysis of Deferred Tax Assets and Deferred Tax Liabilities	The analysis of deferred tax assets and deferred tax liabilities as at December 31, 2024 and 2025, is as follows:

(in millions of Korean won)	December 31, 2024	December 31, 2025
Deferred tax assets
Deferred tax assets to be recovered within 12 months	₩ 417,425	₩ 491,258
Deferred tax assets to be recovered after more than 12 months	1,976,377	2,111,630
Deferred tax assets before offsetting	2,393,802	2,602,888
Deferred tax liabilities
Deferred tax liabilities to be recovered within 12 months	(748,888)	(841,568)
Deferred tax liabilities to be recovered after more than 12 months	(1,884,962)	(2,239,787)
Deferred tax liabilities before offsetting	(2,633,850)	(3,081,355)
Deferred tax assets after offsetting	₩ 679,948	₩ 672,957
Deferred tax liabilities after offsetting	₩ 919,996	₩ 1,151,424

Schedule of Movement in Deferred Income Tax Assets and Liabilities	The movement in deferred income tax assets and liabilities during the year, without taking into consideration the offsetting of balances within the same tax jurisdiction, is as follows:

(in millions of Korean won)	2024
	Beginning	Statement of profit or loss	Other comprehensive income	Ending
Deferred tax liabilities
Investments in subsidiaries, associates and joint ventures	(270,230)	730	(1,194)	(270,694)
Depreciation and impairment loss	(112,124)	9,797	—	(102,327)
Plan assets	(533,707)	71,001	590	(462,116)
Advanced depreciation provision	(518,080)	(5,128)	—	(523,208)
Contract assets	(421,824)	4,301	—	(417,523)
Financial assets at fair value through profit or loss	84	7,233	—	7,317
Financial assets at fair value through other comprehensive income	(102,627)	14,656	(1,932)	(89,903)
Others	(649,655)	(113,707)	(12,034)	(775,396)
Total	₩ (2,608,163)	₩ (11,117)	₩ (14,570)	₩ (2,633,850)
Deferred tax assets
Depreciation and impairment loss	116,746	(10,711)	—	106,035
Contract liabilities	111,978	(2,429)	—	109,549
Defined benefit liabilities	515,991	(66,182)	42,110	491,919
Provisions	146,171	20,394	—	166,565
Others	1,208,177	165,310	1,631	1,375,118
Total	₩ 2,099,063	₩ 106,382	₩ 43,741	₩ 2,249,186
Temporary difference, net	(509,100)	95,265	29,171	(384,664)
Tax credit carryforwards	129,270	15,344	—	144,614
Total net balance	₩ (379,830)	₩ 110,609	₩ 29,171	₩ (240,050)

(in millions of Korean won)	2025
	Beginning	Statement of profit or loss	Other comprehensive income	Ending
Deferred tax liabilities
Investments in subsidiaries, associates and joint ventures	(270,694)	(16,796)	3,248	(284,242)
Depreciation and impairment loss	(102,327)	39,469	—	(62,858)
Plan assets	(462,116)	(64,681)	1,488	(525,309)
Advanced depreciation provision	(523,208)	63,719	—	(459,489)
Contract assets	(417,523)	(177,099)	—	(594,622)
Financial assets at fair value through profit or loss	7,317	341	—	7,658
Financial assets at fair value through other comprehensive income	(89,903)	14,326	(169,101)	(244,678)
Others	(775,396)	(141,741)	(678)	(917,815)
Total	₩ (2,633,850)	₩ (282,462)	₩ (165,043)	₩ (3,081,355)
Deferred tax assets
Depreciation and impairment loss	106,035	19,275	(44)	125,266
Contract liabilities	109,549	(3,533)	—	106,016
Defined benefit liabilities	491,919	35,585	16,850	544,354
Provisions	166,565	60,553	(220)	226,898
Others	1,375,118	92,403	(7,148)	1,460,373
Total	₩ 2,249,186	₩ 204,283	₩ 9,438	₩ 2,462,907
Temporary difference, net	(384,664)	(78,179)	(155,605)	(618,448)
Tax credit carryforwards	144,614	(4,633)	—	139,981
Total net balance	₩ (240,050)	₩ (82,812)	₩ (155,605)	₩ (478,467)

Schedule of Tax Impacts Recognized Directly To Equity	The tax impacts recognized directly to equity as of December 31, 2023, 2024, and 2025, are as follows:

	December 31, 2023			December 31, 2024			December 31, 2025
(in millions of Korean won)	Before recognition	Tax effect	After recognition	Before recognition	Tax effect	After recognition	Before recognition	Tax effect	After recognition
Gain (loss) on valuation of financial assets at fair value through other comprehensive income	₩ 163,750	₩ (41,945)	₩ 121,805	₩ 7,626	₩ (1,932)	₩ 5,694	₩ 627,461	₩ (169,101)	₩ 458,360
Gain (loss) on valuation of hedge instruments	(30,168)	7,555	(22,613)	(17,707)	4,555	(13,152)	76,169	(19,527)	56,642
Remeasurements of net defined benefit liabilities	(179,129)	41,664	(137,465)	(159,757)	42,700	(117,057)	(1,992)	18,338	16,346
Share of gain (loss) of associates and joint ventures, and others	28,715	(7,225)	21,490	4,715	(1,194)	3,521	(12,051)	3,248	(8,803)
Exchange differences on translation for foreign operations	32,376	(8,146)	24,230	59,053	(14,958)	44,095	(42,437)	11,437	(31,000)
Gain or loss on disposal of treasury stock	402	(101)	301	(76)	19	(57)	(125)	33	(92)
Total	₩ 15,946	₩ (8,198)	₩ 7,748	₩ (106,146)	₩ 29,190	₩ (76,956)	₩ 647,025	₩ (155,572)	₩ 491,453

Schedule of Details of Income Tax Expense	Details of income tax expense for the years ended December 31, 2023, 2024 and 2025, are calculated as follows:

(in millions of Korean won)	2023		2024		2025
Current income tax expense	₩	347,265	₩	275,454	₩	494,004
Impact of change in deferred taxes	(16,827)		(110,609)		82,812
Income tax expense	₩	330,438	₩	164,845	₩	576,816

Schedule of Tax on the Group's Profit Before Tax	The tax on the Group’s profit before tax differs from the theoretical amount that would arise using the weighted average tax rate applicable to profits of the entities as follows:

(in millions of Korean won)	2023	2024	2025
Profit before income tax expense	₩ 1,302,620	₩ 571,513	₩ 2,401,363
Statutory income tax expense	₩ 333,530	₩ 140,517	₩ 623,598
Tax effect
Income not taxable for taxation purposes	(30,106)	(37,505)	(12,444)
Non-deductible expenses	26,723	29,192	46,678
Tax credit	(78,459)	(42,422)	(80,056)
Additional payment of income taxes	(4,991)	13,338	(3,181)
Adjustments in deferred tax from changes in tax rate	564	(25,012)	(22,573)
Tax effect and adjustment on consolidation
Goodwill impairment	106,010	52,168	9,936
Changes of out-side tax effect	4,436	(6,160)	39,064
Intangible Asset impairment and amortization	5,892	(5,850)	(1,333)
Reversal expenses of contract cost assets	9,281	13,338	(10,307)
Others	(42,442)	33,241	(12,566)
Income tax expense	₩ 330,438	₩ 164,845	₩ 576,816

Schedule of deferred tax assets and liabilities that are not recognized	Details of deferred tax assets and liabilities that are not recognized as at December 31, 2024 and 2025, are as follows:

(in millions of Korean won)	2024		2025
Deductible temporary differences
Investment in subsidiaries, associates, and joint ventures	₩	3,799,037	₩	3,501,353
Unused tax loss	212,283		296,436
Unused Tax credit	5,071		3,337
Others	141,405		196,936
Total	₩	4,157,796	₩	3,998,062
Taxable temporary differences
Investment in subsidiaries, associates, and joint ventures	₩	859,471	₩	720,071
Others	2,631		96,252
Total	₩	862,102	₩	816,323

Schedule of expected period of expiry for unused tax losses not recognized in deferred tax assets	The expected period of expiry for unused tax losses not recognized in deferred tax assets as of December 31, 2024 and 2025, is as follows:

(in millions of Korean won)	2024	2025
2025	₩ 2,836	₩ —
2026	1,897	4,992
2027	4,416	—
2028	396	—
2029	617	—
2030	38	804
2031	4,857	1,031
2032	2,552	7,004
2033	1,455	9,581
2034	—	468
2035	2,160	36
After 2036	191,059	272,520
Total	₩ 212,283	₩ 296,436